Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000028538
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000028538
Average Annual Return [Line Items]
Average Annual Return, Percent	4.20%	6.91%	4.71%
Alliance Bernstein Index: MSCI World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	22.02%	15.58%	11.79%
Alliance Bernstein Index: FTSE EPRA/NAREIT Developed RE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Real Estate Index (net)
Average Annual Return, Percent	3.42%	5.90%	3.02%
Alliance Bernstein Index: FTSE NAREIT Equity REIT Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT Equity REIT Index (net)
Average Annual Return, Percent	(1.89%)	8.27%	4.54%